Note 16 - Property and Equipment and Right-of-use Assets (Details Textual) - Right-of-use assets [member]	12 Months Ended
Dec. 31, 2025
Bottom of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)	2 years
Top of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)	8 years